Income Tax - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Loss before income tax	$ (31,491)	$ (27,727)
Provision for income tax	$ 1,788	$ 2,124
Effective tax rate	(5.70%)	(7.70%)